Stockholder Equity (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholder's Equity
Quarterly dividend amount declared per common shares (per share)	$ 0.51	$ 0.5	$ 2.01	$ 1.97	$ 1.93
Common Class A [Member] | Stock Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired			13	7
Treasury Stock, Value, Acquired, Cost Method			$ 419	$ 279
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	376		376
Common Class A [Member] | Stock Repurchase Program March 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	300		300
Common Class A [Member] | Stock Repurchase Program March 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	300		300
Series A Preferred Stock [Member] | Mobility II, LLC
Class of Stock [Line Items]
Preferred Stock, Shares Issued	320		320
Preferred Stock, Dividend Payment Terms			On a cumulative basis, dividends are paid through a cash distributions of $560 per annum, subject to declaration.
Preferred Stock, Call or Exercise Features			A holder of the preferred equity interest may put the preferred equity interest to Mobility II on or after the earliest of certain events or September 9, 2020. Mobility II may redeem the preferred equity interest upon a change in control of Mobility II or on or after September 9, 2022. When either options arise due to a passage of time, that option may be exercised only during certain periods.
Preferred Stock, Redemption Terms			The price at which a put option or a redemption option can be exercised is the greater of (1) the market value of the interest as of the last date of the quarter preceding the date of the exercise of a put or redemption option and (2) the sum of (a) twenty-five dollars ($8,000 in the aggregate) plus (b) any accrued and unpaid distributions. The redemption price may be paid with cash, AT&T Inc. common stock, or a combination of cash and AT&T Inc. common stock, at Mobility II’s sole election. In no event shall Mobility II be required to deliver more than 250 million shares of AT&T common stock to settle put and redemption options. We have the intent and ability to settle the preferred equity interest with cash. So long as the distributions are declared and paid, the terms of the preferred equity interest will not impose any limitations on cash movements between affiliates, or our ability to declare a dividend on or repurchase AT&T shares.